First Trust Capital Strength Hedged Equity Portfolio Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
First Trust Capital Strength Hedged Equity Portfolio | I
Prospectus [Line Items]
Annual Return [Percent]	(2.26%)	2.42%